Financial instruments - additional information - Maturity of financial liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	£ 40,523	£ 38,007
Contractual maturities	45,637	43,342
Core structural borrowings of shareholder-financed operations
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	6,280	6,798
Contractual maturities	11,056	11,771
Operational borrowings attributable to shareholder-financed operations
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	1,791	2,317
Contractual maturities	1,796	2,333
Borrowings attributable to with-profits operations
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	3,716	1,349
Contractual maturities	3,831	1,489
Obligations under funding, securities lending and sale and repurchase agreements
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	5,662	5,031
Contractual maturities	5,662	5,031
Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	14,185	13,825
Contractual maturities	14,403	14,031
Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	8,889	8,687
Contractual maturities	8,889	8,687
Expected to be settled within one year
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	27,147	26,197
Expected to be settled within one year | Core structural borrowings of shareholder-financed operations
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	473	474
Expected to be settled within one year | Operational borrowings attributable to shareholder-financed operations
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	1,130	1,657
Expected to be settled within one year | Borrowings attributable to with-profits operations
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	905	475
Expected to be settled within one year | Obligations under funding, securities lending and sale and repurchase agreements
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	5,662	5,031
Expected to be settled within one year | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	10,088	9,873
Expected to be settled within one year | Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	8,889	8,687
1 to 5 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	2,772	2,453
1 to 5 years | Core structural borrowings of shareholder-financed operations
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	784	778
1 to 5 years | Operational borrowings attributable to shareholder-financed operations
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	597	607
1 to 5 years | Borrowings attributable to with-profits operations
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	922	748
1 to 5 years | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	469	320
5 years to 10 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	1,519	1,367
5 years to 10 years | Core structural borrowings of shareholder-financed operations
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	1,350	1,205
5 years to 10 years | Operational borrowings attributable to shareholder-financed operations
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	69	69
5 years to 10 years | Borrowings attributable to with-profits operations
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	32	32
5 years to 10 years | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	68	61
After 10 years to 15 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	1,503	1,302
After 10 years to 15 years | Core structural borrowings of shareholder-financed operations
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	1,389	1,202
After 10 years to 15 years | Borrowings attributable to with-profits operations
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	29	20
After 10 years to 15 years | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	85	80
After 15 years to 20 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	711	1,124
After 15 years to 20 years | Core structural borrowings of shareholder-financed operations
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	576	1,011
After 15 years to 20 years | Borrowings attributable to with-profits operations
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	29	10
After 15 years to 20 years | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	106	103
Over 20 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	5,454	3,821
Over 20 years | Core structural borrowings of shareholder-financed operations
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	3,324	3,439
Over 20 years | Borrowings attributable to with-profits operations
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	1,810	60
Over 20 years | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	320	322
No stated maturity
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	6,531	7,078
No stated maturity | Core structural borrowings of shareholder-financed operations
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	3,160	3,662
No stated maturity | Borrowings attributable to with-profits operations
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	104	144
No stated maturity | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	£ 3,267	£ 3,272